UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [ ]; Amendment Number:
      This Amendment (Check only one):       [ ] is a restatement.
                                             [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Intel Corporation
2200 Mission College Boulevard
Santa Clara, CA  95054-1549

Form 13F File Number: 028-04527

Person Signing this Report on Behalf of Reporting Manager:

Cary I Klafter, Corporate Secretary, (408) 765-1215
_______________________________________________________________________________

ATTENTION--Intentional misstatements or omissions of facts constitute Federal Criminal Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)
_______________________________________________________________________________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Signature, Place, and Date of Signing:

/s/ Cary I. Klafter        Santa Clara, California
-----------------------    May 02, 2012

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

                      REPORTING MANAGER: INTEL CORPORATION

Report Summary:

Number of Other Included Managers:                          3

Form 13F Information Table Entry Total:                    14

Form 13F Information Table Value Total:                 $234,834
                                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      Form 13F File Number    Name

1.    028-13724               Intel Capital (Cayman) Corporation

2.    028-06331               Intel Capital Corporation

3.                            Middlefield Ventures, Inc.

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5          COLUMN 6    COLUMN 7        COLUMN 8
----------------------------- --------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                         VALUE     SHRS OR   SH/ PUT/  INVESTMENT    OTHER      VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)   PRN AMT   PRN CALL  DISCRETION   MANAGERS  SOLE    SHARED   NONE
----------------------------- --------------- --------- -------- ---------- --- ---- ---------- -------- ------ ---------- ----
ASM INTERNATIONAL NV          NY REGISTER SH  N07045102    6,947      180,868 SH       DEFINED      2            0     180,868    0
AVG TECHNOLOGIES NV           SHS             N07831105   96,618    6,462,748 SH       DEFINED      1            0   6,462,748    0
CLEARWIRE CORP                CL A            18538Q105    7,600    3,333,333 SH       DEFINED      1            0   3,333,333    0
CLEARWIRE CORP                CL A            18538Q105   57,225   25,098,733 SH       DEFINED      2            0  25,098,733    0
LIMELIGHT NETWORKS INC        COM             53261M104       44       13,318 SH       DEFINED      2            0      13,318    0
MINDSPEED TECHNOLOGIES INC    COM NEW         602682205       88       13,772 SH       SOLE                 13,772           0    0
MINDSPEED TECHNOLOGIES INC    COM NEW         602682205    3,063      480,798 SH       DEFINED      2            0     480,798    0
MINDSPEED TECHNOLOGIES INC    COM NEW         602682205    1,276      200,246 SH       DEFINED      3            0     200,246    0
PACIFIC BIOSCIENCES OF CA     COM             69404D108    5,771    1,687,433 SH       DEFINED      2            0   1,687,433    0
PHOENIX NEW MEDIA LIMITED     SPONSORED ADS   71910C103   28,519    3,880,100 SH       DEFINED      2            0   3,880,100    0
RADISYS CORP                  COM             750459109       86       11,611 SH       SOLE                 11,611           0    0
RADISYS CORP                  COM             750459109      243       32,859 SH       DEFINED      1            0      32,859    0
SYNACOR INC                   COM             871561106   14,993    1,983,157 SH       DEFINED      1            0   1,983,157    0
VMWARE INC                    COM A           928563402   12,361      110,000 SH       DEFINED      2            0     110,000    0